UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from January 1, 2016 through January 31, 2016

333-183223-11

(Commission File Number of issuing entity)

0001641204
(Central Index Key Number of issuing entity)

Honda Auto Receivables 2015-2 Owner Trust

(Exact name of issuing entity as specified in its charter)

333-183223

(Commission File Number of depositor)

0000890975

(Central Index Key Number of depositor)

American Honda Receivables LLC

(Exact name of depositor as specified in its charter)

0000864270

(Central Index Key Number of sponsor)

American Honda Finance Corporation

(Exact name of sponsor as specified in its charter)

Martin Saucedo, Phone: (310) 972-2511

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware	47-6948864
(State or other jurisdiction of organization	(I.R.S Employer Identification No.)
of the issuing entity)

c/o American Honda Receivables LLC 20800 Madrona Avenue
Torrance, CA	90503
(Address of principal executive offices of the issuing entity)	(Zip Code)

(310) 972-2511

(Telephone number, including area code)

	Registered/reporting pursuant to (check one)			Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A-1	☐	☐	☒	☐
Class A-2	☐	☐	☒	☐
Class A-3	☐	☐	☒	☐
Class A-4	☐	☐	☒	☐

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of the Honda Auto Receivables 2015-2 Owner Trust is set forth in the Servicer’s Certificate and Monthly Servicer Report for the February 22, 2016 distribution date, attached as Exhibit 99.1. In January 2016, collections relating to certain obligor payments were quarantined due to a technical error which was subsequently cured. As a result, the Monthly Servicer Report for the February 22, 2016 distribution date reflects a decrease in principal payments collected for such distribution date, and the Monthly Servicer Report for the March 21, 2016 distribution date will reflect a corresponding increase in principal payments collected for such distribution date.

The securitizer reports that, with respect to the receivables that comprise the assets of the Honda Auto Receivables 2015-2 Owner Trust, there is no activity to report as no receivables were the subject of a demand to repurchase or replace for breach of a representation and warranty for the distribution period January 1, 2016 through January 31, 2016. The securitizer filed its most recent Form ABS-15G on February 1, 2016. The CIK number of the securitizer is 0000864270.

Item 1A. Asset-Level Information.
None

Item 1B. Asset Representation Reviewer and Investor Communication Information.
None

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Significant Enhancement Provider Information.

None

Item 8. Other Information.

None

Item 9. Exhibits.

Exhibit 99.1 – Servicer’s Certificate and Monthly Servicer Report.

Exhibit 99.2 – Regulation AB Supplemental Historical Information.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Honda Auto Receivables 2015-2 Owner Trust

By: American Honda Finance Corporation, as Servicer

	By:	/s/ Paul Honda
Mr. Paul Honda
Vice President–Finance & Administration and Assistant Secretary

Date: February 22, 2016

EXHIBIT INDEX

Exhibit	Description

99.1	Servicer’s Certificate and Monthly Servicer Report for February 22, 2016 distribution date.

99.2	Regulation AB Supplemental Historical Information.

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